Employee benefit plans	12 Months Ended
Dec. 31, 2024
Employee benefits [Abstract]
Disclosure of employee benefits [text block]
2.3 PERSONNEL EXPENSES
Set out below is a breakdown of personnel expenses:

(Million euro)	2024	2023	Var. 24/23	2022	Var.23/22
Wages and salaries	1,468	1,350	118	1,111	239
Social security contributions	375	179	196	158	21
Pension plan contributions	18	15	3	13	3
Share-based payments	13	11	2	8	4
Other welfare expenses	(114)	43	(157)	156	(113)
TOTAL	1,760	1,599	162	1,446	153
The trend in the number of employees at December 31, 2024, 2023 and 2022, by professional category and gender is as follows.
At December 31, 2024:

	12.31.2024
CATEGORY	MEN	WOMEN	TOTAL	VAR 24/23
Executive directors	2	—	2	—%
Senior managers	12	4	16	23%
Executives	2,900	757	3,657	4%
Managers/Professionals/Supervisors	4,236	2,270	6,506	4%
Administrative/Support personnel	680	772	1,452	1%
Manual workers	13,160	708	13,868	2%
Total	20,990	4,511	25,501	3%
At December 31, 2023:

	12.31.2023
CATEGORY	MEN	WOMEN	TOTAL	VAR. 23/22
Executive directors	2	—	2	—%
Senior managers	11	2	13	—%
Executives	2,819	703	3,522	10%
Managers/Professionals/Supervisors	4,145	2,132	6,277	2%
Administrative/Support personnel	670	766	1,436	16%
Manual workers	12,910	639	13,549	—%
Total	20,558	4,241	24,799	3%
At December 31, 2022:

	12.31.2022
CATEGORY	MEN	WOMEN	TOTAL
Executive directors	2	—	2
Senior managers	12	1	13
Executives	2,580	635	3,215
Managers/Professionals/Supervisors	4,117	2,044	6,161
Administrative/Support personnel	565	668	1,233
Manual workers	12,864	703	13,567
Total	20,140	4,051	24,191
At December 31, 2024, 2023 and 2022, there were 175, 121 and 107 employees, respectively, with a disability rating of 33% or more, accounting for 1%, 0.5% and 0.4% of the total workforce at the end of each period.
The average workforce by business division for the three periods is as follows:

	12.31.2024
BUSINESS	MEN	WOMEN	TOTAL	VAR 24/23
Construction	14,944	3,355	18,299	(6)%
Toll Roads	588	227	815	(11)%
Airports	201	46	248	5%
Energy	1,460	201	1,661	2296%
Other	4,140	694	4,834	7%
Total	21,333	4,523	25,857	3%

	12.31.2023
BUSINESS	MEN	WOMEN	TOTAL	VAR 23/22
Construction	16,067	3,345	19,412	5%
Toll Roads	678	233	911	68%
Airports	195	42	237	1%
Energy	48	21	69	202%
Other	3,866	670	4,536	3%
Total	20,855	4,311	25,166	(27)%

BUSINESS	12.31.2022
	MEN	WOMEN	TOTAL
Construction	15,316	3,135	18,451
Toll Roads	373	169	541
Airports	192	43	235
Energy	17	6	23
Other	3,785	617	4,402
Total continuing operations	19,683	3,970	23,653
Total discontinued operations	7,346	3,352	10,698
Total	27,029	7,322	34,351
6.2 EMPLOYEE BENEFIT PLANS
This heading reflects the deficit in pension and other employee retirement benefit plans. At December 31, 2024, the provision recognized in the balance sheet amounted to EUR 4 million and solely relates to Budimex (EUR 3 million at December 31, 2023).